Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Revenue from Contracts with Customers
We account for revenue from contracts with customers in accordance with Topic 606, which we adopted on January 1, 2018. Further discussion of our adoption, including the impact on our consolidated financial statements, is provided in Note 1.
The amount of revenue that we recognize is measured based on the consideration specified in contracts with our customers, and excludes taxes collected from customers subsequently remitted to governmental authorities. We recognize revenue when a performance obligation is satisfied over time as the services are performed or at a point in time depending on the nature of the services provided as further discussed below. Revenue recognition guidance related to contracts with customers excludes our NII, revenue earned on security lending transactions entered into as principal, realized gains/losses on securities, revenue earned on foreign exchange activity, loans and related fees, and gains/losses on hedging and derivatives, to which we apply other applicable U.S. GAAP guidance.
For contracts with multiple performance obligations, or contracts that have been combined, we allocate the contracts' transaction price to each performance obligation using our best estimate of the standalone selling price. Our contractual fees are negotiated on a customer by customer basis and are representative of standalone selling price utilized for allocating revenue when there are multiple performance obligations.
Substantially all of our services are provided as a distinct series of daily performance obligations that the customer simultaneously benefits from as they are performed. Payments may be made to third party service providers and the expense is recognized gross when we control those services as we are deemed the principal.
Contract durations may vary from short to long-term or may be open ended. Termination notice periods are in line with general market practice and typically do not include termination penalties. Therefore, for substantially all of our revenues, the duration of the contract and the enforceable rights and obligations do not extend beyond the services that are performed daily or at the transaction level. In instances where we have substantive termination penalties, the duration of the contract may extend through the date of substantive termination penalties.
Investment Servicing
Revenue from contracts with customers related to servicing fees is recognized over time as our customers benefit from the custody, administration, accounting, transfer agency and other related asset services as they are performed. At contract inception, no revenue is estimated as the fees are dependent on assets under custody and/or administration and/or actual transactions which are susceptible to market factors outside of our control. Therefore, revenue is recognized using a time-based output method as the customers benefit from the services over time and as the assets under custody or transactions are known or determinable during each reporting period based on contractual fee schedules. Payments made to third party service providers, such as sub-custodians, are generally recognized gross as we control those services and is deemed to be a principal in such arrangements.
Foreign exchange trading services revenue includes revenue generated from providing access and use of electronic trading platforms and other trading, transition management and brokerage services. Electronic FX services are dependent on the volume of actual transactions initiated through our electronic exchange platforms. Revenue is recognized over time using a time-based measure as access to, and use of, the electronic exchange platforms is made available to the customer and the activity is determinable. Revenue related to other trading, transition management and brokerage services is recognized when the customer obtains the benefit of such services which may be over time or at a point in time upon trade execution.
Securities finance revenue is related to services for providing agency lending programs to State Street Global Advisors managed investment funds and third-party investment managers and asset owners. This securities finance revenue is recognized over time using a time-based measure as our customers benefit from these lending services over time.
Revenue related to the front office solutions provided by Charles River Development is primarily driven by the sale of software to be installed on premise and Software as a Service (SaaS) arrangements, where the customer does not take possession of the software. Revenue for a sale of software to be installed on premise is recognized at a point in time when the customer benefits from obtaining access to and use of the software license. Revenue for a SaaS related arrangement is recognized over time as services are provided.
Investment Management
Revenue from contracts with customers related to investment management, investment research and investment advisory services provided through State Street Global Advisors is recognized over time as our customers benefit from the services as they are performed. Substantially all of our investment management fees are determined by the value of assets under management and the investment strategies employed. At contract inception, no revenue is estimated as the fees are dependent on assets under management which are susceptible to market factors outside of our control.
Therefore, substantially all of our Investment Management services revenue is recognized using a time-based output method as the customers benefit from the services over time and as the assets under management are known or determinable during each reporting period based on contractual fee schedules. Payments made to third party service providers, such as payments to others in unitary fee arrangements, are generally recognized on a gross basis when State Street Global Advisors controls those services and is deemed to be a principal in such transactions.
Revenue by category
In the following table, revenue is disaggregated by our two lines of business and by revenue stream for which the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The amounts in the “Other” columns were not allocated to our business lines.

	Year Ended December 31, 2018
	Investment Servicing			Investment Management			Other			Total
(Dollars in millions)	Topic 606 revenue	All other revenue	Total	Topic 606 revenue	All other revenue	Total	Topic 606 revenue	All other revenue	Total	2018
Servicing fees	$5,429	$—	$5,429	$—	$—	$—	$(8)	$—	$(8)	$5,421
Management fees	—	—	—	1,851	—	1,851	—	—	—	1,851
Foreign exchange trading services	361	710	1,071	130	—	130	—	—	—	1,201
Securities finance	308	235	543	—	—	—	—	—	—	543
Processing fees and other	209	234	443	—	(5)	(5)	—	—	—	438
Total fee revenue	6,307	1,179	7,486	1,981	(5)	1,976	(8)	—	(8)	9,454
Net interest income	—	2,691	2,691	—	(20)	(20)	—	—	—	2,671
Gains (losses) related to investment securities, net	—	6	6	—	—	—	—	—	—	6
Total revenue	$6,307	$3,876	$10,183	$1,981	$(25)	$1,956	$(8)	$—	$(8)	$12,131

Contract balances and contract costs
As of December 31, 2018 and December 31, 2017, net receivables of $2.7 billion and $2.6 billion, respectively, are included in accrued interest and fees receivable, representing amounts billed or currently billable to or due from our customers related to revenue from contracts with customers. As performance obligations are satisfied, we have an unconditional right to payment and billing is generally performed monthly; therefore, we do not have significant contract assets or liabilities.
No adjustments are made to the promised amount of consideration for the effects of a significant financing component as the period between when we transfer a promised service to a customer and when the customer pays for that service is expected to be one year or less.